Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-Term Debt [Abstract]
Schedule Of Long-Term Debt

Long-term debt at December 31, 2011 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2016 Notes issued October 2009	October 2016	472.1	(4.5)	467.6
2016 Notes issued August 2010	October 2016	152.4	(5.0)	147.4

Total debt		$624.5	$(9.5)	$615.0

Long-term debt at December 31, 2010 consisted of the following (in millions):

	Original Maturity	Principal Amount	Original Issue Discount	Carrying Value

2013 Fixed Rate Notes	December 2013	449.5	—	449.5
2013 Floating Rate Notes	December 2013	10.5	—	10.5
2016 Notes issued October 2009	October 2016	625.0	(7.0)	618.0
2016 Notes issued August 2010	October 2016	200.0	(7.6)	192.4

Total debt		$1,285.0	$(14.6)	$1,270.4